Summary Of Allowance For Loan Losses And The Recorded Investment In Loans By Portfolio Segment And Based On Impairment Method (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Beginning balance	$ 142,172,000	$ 117,242,000	$ 90,931,000
Allowance for loan losses, Charge-offs	(19,219,000)	(44,150,000)	(50,187,000)
Allowance for loan losses, Recoveries	2,576,000	4,080,000	998,000
Allowance for loan losses, Provision	41,250,000	65,000,000	75,500,000
Allowance for loan losses, Ending balance	166,779,000	142,172,000	117,242,000
Allowance for loan losses, Individually evaluated for impairment	2,074,000	2,142,000	7,405,000
Allowance for loan losses, Collectively evaluated for impairment	164,705,000	140,030,000	109,837,000
Allowance for loan losses, Loans acquired with deteriorated credit quality	0	0	0
Allowance for loan losses, Total	166,779,000	142,172,000	117,242,000
Loans, Individually evaluated for impairment	67,385,000	57,406,000	70,704,000
Loans, Collectively evaluated for impairment	11,450,399,000	10,374,321,000	8,823,486,000
Loan, Loans acquired with deteriorated credit quality	6,474,000	6,744,000	876,000
Loan and Lease Receivable Including Purchased Credit-Impaired Loans	11,524,258,000	10,438,471,000	8,895,066,000
Residential Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Beginning balance	45,369,000	32,447,000	20,489,000
Allowance for loan losses, Charge-offs	(13,223,000)	(20,180,000)	(9,304,000)
Allowance for loan losses, Recoveries	1,564,000	593,000	388,000
Allowance for loan losses, Provision	17,365,000	32,509,000	20,874,000
Allowance for loan losses, Ending balance	51,075,000	45,369,000	32,447,000
Allowance for loan losses, Individually evaluated for impairment	2,074,000	2,142,000	1,605,000
Allowance for loan losses, Collectively evaluated for impairment	49,001,000	43,227,000	30,842,000
Allowance for loan losses, Loans acquired with deteriorated credit quality	0	0	0
Allowance for loan losses, Total	51,075,000	45,369,000	32,447,000
Loans, Individually evaluated for impairment	19,762,000	12,235,000	8,465,000
Loans, Collectively evaluated for impairment	5,112,983,000	4,825,603,000	5,025,367,000
Loan, Loans acquired with deteriorated credit quality	486,000	477,000	329,000
Loan and Lease Receivable Including Purchased Credit-Impaired Loans	5,133,231,000	4,838,315,000	5,034,161,000
Multi-Family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Beginning balance	29,853,000	13,863,000	10,454,000
Allowance for loan losses, Charge-offs	(1,226,000)	(9,058,000)	(363,000)
Allowance for loan losses, Recoveries	72,000	0	19,000
Allowance for loan losses, Provision	6,625,000	25,048,000	3,753,000
Allowance for loan losses, Ending balance	35,324,000	29,853,000	13,863,000
Allowance for loan losses, Individually evaluated for impairment	0	0	0
Allowance for loan losses, Collectively evaluated for impairment	35,324,000	29,853,000	13,863,000
Allowance for loan losses, Loans acquired with deteriorated credit quality	0	0	0
Allowance for loan losses, Total	35,324,000	29,853,000	13,863,000
Loans, Individually evaluated for impairment	16,510,000	10,574,000	0
Loans, Collectively evaluated for impairment	3,540,824,000	2,984,478,000	1,816,118,000
Loan, Loans acquired with deteriorated credit quality	446,000	419,000	0
Loan and Lease Receivable Including Purchased Credit-Impaired Loans	3,557,780,000	2,995,471,000	1,816,118,000
Commercial real estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Beginning balance	33,347,000	30,947,000	16,432,000
Allowance for loan losses, Charge-offs	(792,000)	(479,000)	(7,637,000)
Allowance for loan losses, Recoveries	36,000	43,000	0
Allowance for loan losses, Provision	12,024,000	2,836,000	22,152,000
Allowance for loan losses, Ending balance	44,615,000	33,347,000	30,947,000
Allowance for loan losses, Individually evaluated for impairment	0	0	0
Allowance for loan losses, Collectively evaluated for impairment	44,615,000	33,347,000	30,947,000
Allowance for loan losses, Loans acquired with deteriorated credit quality	0	0	0
Allowance for loan losses, Total	44,615,000	33,347,000	30,947,000
Loans, Individually evaluated for impairment	11,739,000	7,075,000	2,268,000
Loans, Collectively evaluated for impairment	2,178,359,000	1,959,081,000	1,415,821,000
Loan, Loans acquired with deteriorated credit quality	5,542,000	5,533,000	547,000
Loan and Lease Receivable Including Purchased Credit-Impaired Loans	2,195,640,000	1,971,689,000	1,418,636,000
Construction Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Beginning balance	16,062,000	22,839,000	34,669,000
Allowance for loan losses, Charge-offs	(3,104,000)	(13,227,000)	(30,548,000)
Allowance for loan losses, Recoveries	254,000	3,387,000	576,000
Allowance for loan losses, Provision	(835,000)	3,063,000	18,142,000
Allowance for loan losses, Ending balance	12,377,000	16,062,000	22,839,000
Allowance for loan losses, Individually evaluated for impairment	0	0	5,800,000
Allowance for loan losses, Collectively evaluated for impairment	12,377,000	16,062,000	17,039,000
Allowance for loan losses, Loans acquired with deteriorated credit quality	0	0	0
Allowance for loan losses, Total	12,377,000	16,062,000	22,839,000
Loans, Individually evaluated for impairment	17,747,000	26,314,000	59,971,000
Loans, Collectively evaluated for impairment	200,644,000	198,502,000	217,654,000
Loan, Loans acquired with deteriorated credit quality	0	0	0
Loan and Lease Receivable Including Purchased Credit-Impaired Loans	218,391,000	224,816,000	277,625,000
Commercial And Industrial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Beginning balance	4,094,000	3,677,000	2,189,000
Allowance for loan losses, Charge-offs	(83,000)	(99,000)	(1,621,000)
Allowance for loan losses, Recoveries	603,000	23,000	13,000
Allowance for loan losses, Provision	2,140,000	493,000	3,096,000
Allowance for loan losses, Ending balance	6,754,000	4,094,000	3,677,000
Allowance for loan losses, Individually evaluated for impairment	0	0	0
Allowance for loan losses, Collectively evaluated for impairment	6,754,000	4,094,000	3,677,000
Allowance for loan losses, Loans acquired with deteriorated credit quality	0	0	0
Allowance for loan losses, Total	6,754,000	4,094,000	3,677,000
Loans, Individually evaluated for impairment	1,627,000	1,208,000	0
Loans, Collectively evaluated for impairment	193,560,000	167,735,000	106,299,000
Loan, Loans acquired with deteriorated credit quality	0	315,000	0
Loan and Lease Receivable Including Purchased Credit-Impaired Loans	195,187,000	169,258,000	106,299,000
Consumer And Other Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Beginning balance	2,086,000	1,335,000	866,000
Allowance for loan losses, Charge-offs	(791,000)	(1,107,000)	(714,000)
Allowance for loan losses, Recoveries	47,000	34,000	2,000
Allowance for loan losses, Provision	808,000	1,824,000	1,181,000
Allowance for loan losses, Ending balance	2,150,000	2,086,000	1,335,000
Allowance for loan losses, Individually evaluated for impairment	0	0	0
Allowance for loan losses, Collectively evaluated for impairment	2,150,000	2,086,000	1,335,000
Allowance for loan losses, Loans acquired with deteriorated credit quality	0	0	0
Allowance for loan losses, Total	2,150,000	2,086,000	1,335,000
Loans, Individually evaluated for impairment	0	0	0
Loans, Collectively evaluated for impairment	224,029,000	238,922,000	242,227,000
Loan, Loans acquired with deteriorated credit quality	0	0	0
Loan and Lease Receivable Including Purchased Credit-Impaired Loans	224,029,000	238,922,000	242,227,000
Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for loan losses, Beginning balance	11,361,000	12,134,000	5,832,000
Allowance for loan losses, Charge-offs	0	0	0
Allowance for loan losses, Recoveries	0	0	0
Allowance for loan losses, Provision	3,123,000	(773,000)	6,302,000
Allowance for loan losses, Ending balance	14,484,000	11,361,000	12,134,000
Allowance for loan losses, Individually evaluated for impairment	0	0	0
Allowance for loan losses, Collectively evaluated for impairment	14,484,000	11,361,000	12,134,000
Allowance for loan losses, Loans acquired with deteriorated credit quality	0	0	0
Allowance for loan losses, Total	14,484,000	11,361,000	12,134,000
Loans, Individually evaluated for impairment	0	0	0
Loans, Collectively evaluated for impairment	0	0	0
Loan, Loans acquired with deteriorated credit quality	0	0	0
Loan and Lease Receivable Including Purchased Credit-Impaired Loans	$ 0	$ 0	$ 0